Warrant Liabilities - Summary of Warrant Liabilities (Detail) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Current Warrant Liability [Line Items]
Total, all current	$ 6,060,782	$ 8,880,038	$ 710,924
Warrants [Member]
Disclosure Of Detailed Information About Current Warrant Liability [Line Items]
Warrant liability related to business acquisition	701,226	709,835	710,924
Other warrant liability (ATB, subject to change)		195,066
Total, all current	6,060,782	8,880,038	$ 710,924
Warrants [Member] | US$ equity financing [Member]
Disclosure Of Detailed Information About Current Warrant Liability [Line Items]
Derivative warrant liabilities	4,175,673	6,106,596
Warrants [Member] | 2021 Debentures [Member]
Disclosure Of Detailed Information About Current Warrant Liability [Line Items]
Derivative warrant liabilities	$ 1,183,883	$ 1,868,541